Goodwill and Intangible Assets, net	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, net
Goodwill and Intangible Assets, net
The changes in the carrying amount of goodwill for the three months ended March 31, 2018, are as follows (in thousands):

	J&S	Corporate and Other	Consolidated
Balance at January 1, 2018	$12,165	$782	$12,947
Changes in goodwill:
Additions	—	—	—
Adjustments	156	—	156
Balance at March 31, 2018	$12,321	$782	$13,103

Intangible assets, net as of March 31, 2018 and December 31, 2017, are as follows (in thousands):

	March 31, 2018			December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Pure Rooms customer relationships	$175	$(35)	$140	$175	$(26)	$149
J&S customer relationships	6,519	(388)	6,131	6,519	(156)	6,363
	$6,694	$(423)	$6,271	$6,694	$(182)	$6,512

Indefinite-lived intangible assets:
J&S trademarks	$3,201			$3,201
	$3,201			$3,201

Amortization expense for definite-lived intangible assets was $241,000 for the three months ended March 31, 2018. Customer relationships for Pure Rooms and J&S were assigned a useful life of 5 years and 7 years, respectively.

Goodwill and Intangible Assets, net
The changes in the carrying amount of goodwill for the year ended December 31, 2017, are as follows (in thousands):

	J&S	Corporate and Other	Consolidated
Balance at the beginning of year	$—	$—	$—
Changes in goodwill:
Additions (1)	12,165	782	12,947
Balance at the end of year	$12,165	$782	$12,947
________

(1)	Corporate and Other additions reflect the goodwill acquired as a result of the acquisition of Pure Rooms.
Intangible assets, net as of December 31, 2017, are as follows (in thousands):

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Pure Rooms customer relationships	$175	$(26)	$149
J&S customer relationships	6,519	(156)	6,363
	$6,694	$(182)	$6,512

Indefinite-lived intangible assets:
J&S trademarks	$3,201
	$3,201

Amortization expense for definite-lived intangible assets was $182,000 for the year ended December 31, 2017. Annual amortization expense for these definite-lived assets will approximate $1.0 million over the next five years. Customer relationships for Pure Rooms and J&S were assigned a useful life of 5 years and 7 years, respectively.